CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT
ISSUER                                         (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------

ASSET BACKED -- 8.8%
--------------------------------------------------------------------------------
Asset Backed Capital Finance Inc.,*
   1.82% due 10/15/02                              $300,000      $   300,000,000
   1.76% due 10/22/02                               150,000          150,000,000
Compass Securities,*
   1.80% due 03/04/02                               128,000          127,980,800
   1.82% due 03/21/02                               150,000          149,848,333
   1.81% due 03/22/02                               200,000          199,788,833
   1.80% due 07/08/02                               300,000          300,006,672
   1.81% due 08/19/02                               345,000          344,959,622
K2 USA LLC,*
   1.85% due 05/15/02                               220,000          219,997,740
   1.85% due 11/26/02                               155,400          155,400,000
   1.83% due 02/18/03                               100,000           99,990,000
Links Finance Corp.*,
   1.85% due 05/15/02                               250,000          249,997,432
   3.98% due 06/20/02                               100,000          100,000,000
   1.82% due 01/08/03                               100,000          100,000,000
   1.84% due 01/15/03                               100,000          100,000,000
   1.83% due 01/22/03                                50,000           50,000,000
Restructured Asset Securitization*,
   1.84% due 04/01/02                               260,000          260,000,000
Sigma Finance Corp. ,*
   1.90% due 03/06/02                               100,000           99,999,726
   1.84% due 03/15/02                               100,000           99,999,616
   4.05% due 06/13/02                               200,000          200,000,000
   1.83% due 06/21/02                               230,000          230,000,000
   1.85% due 10/15/02                               200,000          200,000,000
   1.84% due 10/23/02                               100,000           99,993,534
                                                                 ---------------
                                                                   3,837,962,308
                                                                 ---------------

BANK NOTES -- 0.9%
--------------------------------------------------------------------------------
American Express Centurion,
   1.82% due 01/28/03                               400,000          400,000,000

CERTIFICATES OF DEPOSIT (EURO) -- 1.3%
--------------------------------------------------------------------------------
Barclays Bank,
   3.94% due 07/16/02                                50,000           50,001,830
BNP Paribas,
   1.91% due 06/20/02                               100,000          100,016,220
Credit Agricole Indosuez,
   1.87% due 07/31/02                               150,000          150,106,402
Halifax,
   1.83% due 05/31/02                               170,000          170,008,279
Landesbank Hess,
   4.55% due 03/25/02                               100,000          100,003,187
                                                                 ---------------
                                                                     570,135,918
                                                                 ---------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 23.0%
--------------------------------------------------------------------------------
Barclays Bank,
   4.50% due 04/01/02                               125,000          125,000,000
Bayerische Hypotheken,
   1.88% due 07/08/02                               500,000          500,000,000
   1.69% due 07/31/02                               500,000          500,020,920
   1.71% due 07/31/02                               100,000           99,924,439
   1.84% due 07/31/02                               100,000           99,978,690
Bayerische Landesbank,
   2.07% due 05/20/02                               200,000          200,111,007
   1.82% due 06/12/02                               250,000          250,000,000
   1.75% due 10/01/02                               400,000          399,871,014
Beta Finance Inc.
   2.33% due 02/18/03                               100,000          100,000,000
Canadian Imperial Bank,
   1.76% due 10/02/02                               100,000           99,967,603
Chase Manhattan Bank,
   1.75% due 03/12/02                               500,000          500,000,000
   1.81% due 05/21/02                               500,000          500,000,000
Commerzbank,
   4.01% due 07/10/02                               200,000          200,000,000
Credit Agricole,
   1.81% due 04/05/02                               250,000          250,000,000
Den Danske Bank,
   3.94% due 07/18/02                                99,000           98,996,325
Deutsche Bank,
   4.78% due 03/15/02                                80,000           79,999,110
   4.00% due 07/10/02                               300,000          300,000,000
   1.77% due 10/02/02                               500,000          499,852,740
Kredietbank,
   1.80% due 03/25/02                               193,000          193,000,000
   1.71% due 07/31/02                               400,000          400,008,367
Landesbank Baden,
   4.60% due 03/28/02                               150,000          150,005,253
Landesbank Hess,
   3.42% due 03/06/02                               250,000          250,000,000
HSBC Bank,
   1.88% due 06/07/02                               500,000          500,006,768
Montauk Funding Corp.,
   1.83% due 06/17/02                               500,000          500,000,000
   1.82% due 07/15/02                               150,000          150,000,000
Paribas,
   1.83% due 06/12/02                               500,000          500,000,000
PNC Bank National Association,
   1.88% due 06/19/02                               397,000          397,024,112
Royal Bank, Canada,
   4.04% due 07/30/02                                85,000           84,972,705
   1.88% due 07/31/02                               200,000          200,000,000
Societe Generale,
   1.77% due 09/30/02                               750,000          749,782,357
Svenska Handelsbanken,
   3.86% due 05/14/02                               100,000          100,001,986
   3.62% due 08/29/02                               250,000          249,975,756
Toronto Dominion Bank,
   1.91% due 06/07/02                                50,000           50,000,000

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT
ISSUER                                         (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (YANKEE) (CONT'D)
--------------------------------------------------------------------------------
UBS AG,
   4.01% due 06/28/02                              $125,000      $   125,087,400
   4.01% due 07/02/02                                99,000           98,977,263
   3.99% due 07/10/02                               250,000          249,991,257
   3.81% due 07/29/02                               145,000          145,002,908
   1.89% due 07/31/02                               200,000          199,966,552
                                                                 ---------------
                                                                  10,097,524,532
                                                                 ---------------

COMMERCIAL PAPER -- 34.5%
--------------------------------------------------------------------------------
Alpine Securitization Corp,
   1.81% due 03/07/02                               250,000          249,924,583
Amstel Funding Corp,
   2.32% due 04/10/02                               200,000          199,484,444
   2.08% due 05/03/02                               409,500          408,013,003
   1.84% due 06/28/02                               167,977          166,955,327
   1.93% due 07/31/02                               240,000          238,044,267
Atlantis One Funding Corp.
   3.37% due 03/11/02                               125,000          124,882,986
BP Amoco Capital
   1.82% due 06/12/02                               400,000          397,922,833
Bavaria Finance Funding
   1.84% due 03/01/02                               198,958          198,958,000
   1.83% due 03/20/02                                93,466           93,375,727
   1.81% due 04/01/02                                89,851           89,710,957
Black Forest Corp,
   1.82% due 03/07/02                                83,327           83,301,724
   1.83% due 03/07/02                                82,112           82,086,956
   1.82% due 03/18/02                               155,000          154,866,786
   1.84% due 03/18/02                               100,000           99,913,111
Delaware Funding Corp.,
   1.81% due 03/20/02                               193,578          193,393,079
Erasmus Capital Corp.,
   1.82% due 05/08/02                               200,000          199,312,444
   1.83% due 05/08/02                               123,678          123,250,486
Four Winds Funding Corp.
   1.86% due 05/15/02                               500,000          500,000,000
   1.87% due 01/15/03                               500,000          500,000,000
Gemini Securitization Corp.,
   1.82% due 03/07/02                               108,542          108,509,076
   1.81% due 04/08/02                                70,222           70,087,837
Giro Balanced Funding,
   1.82% due 04/15/02                               140,403          140,083,583
Giro Funding U.S. Corp.,
   1.77% due 03/11/02                               100,000           99,950,833
Giro Multi Funding Corp.,
   1.81% due 03/20/02                               325,000          324,689,535
Greyhawk Fund Corp.,
   1.85% due 06/25/02                               210,000          208,751,550
Hatteras Funding Corp.,
   1.71% due 03/12/02                               148,962          148,884,167
   1.77% due 03/13/02                               274,847          274,684,840
   1.84% due 03/21/02                               250,445          250,188,990
   1.78% due 03/22/02                               150,000          149,844,250
   1.84% due 05/13/02                                88,791           88,459,711
Kittyhawk Funding,
   2.47% due 03/20/02                                99,829           99,698,862

Market Street,
   1.82% due 03/13/02                               300,000          299,818,000
   1.82% due 03/19/02                               127,049          126,933,385
   1.81% due 04/09/02                               285,000          284,441,163
   1.82% due 04/11/02                               200,000          199,585,444
Mica Funding LLC,
   1.85% due 03/07/02                               106,831          106,798,060
   1.82% due 03/11/02                               106,072          106,018,375
   1.77% due 03/13/02                               165,000          164,902,650
   1.80% due 03/15/02                               200,000          199,860,000
   1.84% due 03/15/02                               145,250          145,146,066
   1.77% due 04/11/02                               279,372          278,808,833
   1.85% due 04/15/02                               122,000          121,717,875
Moat Funding LLC,
   2.32% due 04/04/02                               250,000          249,452,222
   2.32% due 04/05/02                               150,000          149,661,667
   2.28% due 04/22/02                                44,000           43,855,093
Morgan Stanley
   Dean Witter Co.,
   1.86% due 04/09/02                               380,000          380,000,000
   1.86% due 05/28/02                               250,000          250,000,000
   1.86% due 06/05/02                               480,000          480,000,000
Moriarty Ltd.,
   2.25% due 04/22/02                               300,000          299,025,000
   2.26% due 04/22/02                               300,000          299,020,667
   2.17% due 05/28/02                               497,000          494,363,691
Ness LLC,
   1.82% due 03/15/02                               144,067          143,965,033
   1.72% due 04/22/02                               186,212          185,749,367
Nyala Funding LLC,
   1.83% due 04/22/02                               107,540          107,255,736
   1.89% due 06/21/02                               227,000          225,665,240
Old Line Funding Corp.
   1.81% due 03/06/02                               193,000          192,951,482
Paradigm Funding LLC,
   1.83% due 05/08/02                               150,000          149,481,500
   1.84% due 06/14/02                               110,000          109,409,667
Pennine Funding,
   1.80% due 03/13/02                               235,000          234,859,000
   1.80% due 03/15/02                               197,000          196,862,100
   1.80% due 03/27/02                               175,400          175,171,980
   1.75% due 04/15/02                               185,000          184,595,313
Perry Global Funding,
   1.81% due 04/11/02                               111,282          111,052,605
   1.82% due 04/12/02                               193,910          193,498,264
   1.78% due 04/17/02                               109,612          109,357,274
   1.82% due 04/19/02                               136,129          135,791,778
   1.83% due 04/25/02                               122,994          122,650,129
Santander,
   2.00% due 05/07/02                               100,000           99,627,778
   1.84% due 06/07/02                               100,000           99,499,111
Sigma Finance Inc.,
   1.89% due 07/02/02                                77,000           76,502,773

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS(Continued)                            February 28, 2002
(Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT
ISSUER                                         (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- (CONT'D)
Silver Tower US Funding LLC,
   1.89% due 04/04/02                              $100,000      $    99,821,500
Special Purpose Accounts,
   1.81% due 03/05/02                               100,000           99,979,889
   1.82% due 03/07/02                               125,000          124,962,083
   1.82% due 03/13/02                               100,000           99,939,333
Stadshypotek Inc.,
   2.48% due 03/11/02                               123,800          123,714,716
Surrey Funding Corp.,
   1.81% due 05/10/02                               100,000           99,648,056
Trident Capital Finance,
   1.80% due 04/08/02                               176,600          176,264,460
   1.80% due 04/11/02                               117,150          116,909,843
   1.80% due 05/03/02                               150,000          149,527,500
   1.80% due 05/06/02                               195,000          194,356,500
Verizon Global Funding,
   1.83% due 02/19/03                               150,000          149,956,233
Wal-Mart Funding,
   1.84% due 03/20/02                               100,000           99,902,889
                                                                 ---------------
                                                                  15,135,567,270
                                                                 ---------------

CORPORATE NOTE -- 9.7%
--------------------------------------------------------------------------------
Blue Heron Funding
   1.90% due 10/18/02                               500,000          500,000,000
Brahms Funding Corp.,
   1.86% due 04/12/02                               275,000          274,403,250
   1.87% due 04/26/02                               351,279          350,257,168
   1.89% due 05/01/02                               262,896          262,054,076
Fenway Funding,
   2.05% due 03/01/02                               295,000          295,000,000
   1.92% due 04/02/02                               258,264          257,823,229
Ford Credit Floorplan Master Owner,
   1.86% due 05/06/02                               250,000          249,147,500
   1.86% due 05/07/02                               250,000          249,134,583
   1.86% due 05/08/02                               250,000          249,121,667
   1.84% due 05/23/02                               140,250          139,655,028
Harwood Funding Corp.,
   1.77% due 03/15/02                               100,000           99,931,167
Principal Resource Mortgage,
   1.83% due 03/08/02                               155,545          155,489,652
Witmer Funding LLC,
   1.99% due 03/05/02                               123,000          122,972,803
   1.99% due 03/06/02                               125,000          124,965,451
   1.99% due 03/07/02                               125,000          124,958,542
   1.90% due 03/20/02                               150,000          149,849,583
   1.90% due 03/21/02                               126,555          126,421,414
   1.88% due 05/02/02                               247,379          246,578,042
   1.89% due 05/08/02                               252,344          251,443,132
                                                                 ---------------
                                                                   4,229,206,287
                                                                 ---------------

MEDIUM TERM NOTES -- 3.6%
--------------------------------------------------------------------------------
Centauri
   3.98% due 06/20/02                               100,000          100,000,000
   2.32% due 02/11/03                               125,000          125,000,000
Credit Suisse First Boston Inc.,
   1.85% due 05/21/02                               500,000          500,000,000
Credit Suisse First Boston International,
   1.89% due 03/05/02                               300,000          300,000,000
Credit Suisse First Boston USA,
   1.70% due 01/17/03                               200,000          200,000,000
General Electric Capital Corp.
   3.82% due 07/30/02                               100,000          100,000,000
Merrill Lynch & Co. Inc.,
   4.64% due 04/01/02                               250,000          249,996,917
                                                                 ---------------
                                                                   1,574,996,917
                                                                 ---------------

PROMISSORY NOTE -- 2.2%
--------------------------------------------------------------------------------
Goldman Sachs Group,
   1.94% due 03/21/02                               500,000          500,000,000
Goldman Sachs,
   1.94% due 04/29/02                               450,000          450,000,000
                                                                 ---------------
                                                                     950,000,000
                                                                 ---------------

TIME DEPOSITS -- 3.1%
--------------------------------------------------------------------------------
HSBC Bank,
   1.88% due 03/01/02                               398,000          398,000,000
National Australia Bank,
   1.84% due 03/01/02                               143,574          143,574,000
Societe Generale,
   1.88% due 03/01/02                               607,831          607,831,000
Svenska Handelsbank,
   1.88% due 03/01/02                               200,000          200,000,000
                                                                 ---------------
                                                                   1,349,405,000
                                                                 ---------------

UNITED STATES GOVERNMENT AGENCY -- 12.8%
--------------------------------------------------------------------------------
Federal Farm Credit Bank
   2.08% due 11/01/02                                68,000           67,037,422
Federal Farm Credit Bank
   2.15% due 12/02/02                                57,000           56,060,450
Federal Home Loan Mortgage Association
   3.78% due 03/01/02                                93,000           93,000,000
Federal Home Loan Mortgage Association
   4.12% due 03/15/02                                47,956           47,879,164
Federal Home Loan Mortgage Association
   4.34% due 03/28/02                               105,000          104,658,225

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2002
(Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT
ISSUER                                         (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------

UNITED STATES GOVERNMENT AGENCY (CONT'D)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Association
   3.92% due 05/23/02                              $ 62,000      $    61,439,658
Federal Home Loan Mortgage Association
   3.52% due 06/26/02                                 3,160            3,123,850
Federal Home Loan Mortgage Association
   3.55% due 06/26/02                                80,250           79,324,116
Federal Home Loan Mortgage Association
   3.68% due 06/26/02                                83,000           82,007,320
Federal Home Loan Mortgage Association
   3.69% due 06/26/02                               120,375          118,933,359
Federal Home Loan Mortgage Association
   3.70% due 06/26/02                               100,000           98,797,500
Federal Home Loan Mortgage Association
   1.99% due 06/28/02                               300,000          298,026,583
Federal Home Loan Mortgage Association
   3.63% due 07/18/02                               140,000          138,037,783
Federal Home Loan Mortgage Association
   6.63% due 08/15/02                               100,000          101,363,369
Federal National Mortgage Association
   3.87% due 03/08/02                                50,000           49,962,375
Federal National Mortgage Association
   4.30% due 03/22/02                                99,000           98,751,675
Federal National Mortgage Association
   3.79% due 04/01/02                               103,746          103,407,413
Federal National Mortgage Association
   3.97% due 04/01/02                                50,000           49,829,069
Federal National Mortgage Association
   3.79% due 04/05/02                                49,940           49,755,985
Federal National Mortgage Association
   4.30% due 04/05/02                               100,000           99,581,944
Federal National Mortgage Association
   4.35% due 04/05/02                                40,000           39,830,833
Federal National Mortgage Association
   1.87% due 04/12/02                               500,000          498,909,167
Federal National Mortgage Association
   3.65% due 04/19/02                               117,825          117,239,639
Federal National Mortgage Association
   3.93% due 05/17/02                               100,000           99,159,417
Federal National Mortgage Association
   1.83% due 06/13/02                               100,000           99,472,778
Federal National Mortgage Association
   3.95% due 07/05/02                               100,000          100,000,000
Federal National Mortgage Association
   1.70% due 09/27/02                               200,000          199,908,267
Federal National Mortgage Association
   1.68% due 10/09/02                               175,000          174,919,155
Federal National Mortgage Association
   2.22% due 11/01/02                                49,725           48,973,738
Federal National Mortgage Association
   2.30% due 11/01/02                                78,571           77,341,146
Federal National Mortgage Association
   2.14% due 01/10/03                               392,051          384,709,845
United States Treasury Bills
   1.98% due 05/23/02                               500,000          497,719,229
United States Treasury Notes
   6.38% due 04/30/02                               200,000          200,925,211
United States Treasury Notes
   6.63% due 05/31/02                               702,000          706,805,332
United States Treasury Notes
   6.38% due 06/30/02                                52,000           52,429,633
United States Treasury Notes
   6.25% due 07/31/02                               150,000          151,449,855
United States Treasury Notes
   6.38% due 08/15/02                               120,000          122,227,228
United States Treasury Notes
   4.75% due 01/31/03                               250,000          256,507,382
                                                                   5,629,505,115
                                                                 ---------------
TOTAL INVESTMENTS, AT AMORTIZED COST                   99.9%      43,774,303,347
OTHER ASSETS, LESS LIABILITIES                          0.1           33,096,787
                                                      -----      ---------------
NET ASSETS                                            100.0%     $43,807,400,134
                                                      =====      ===============

*    Variable interest rate -- subject to periodic change.

     See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2002 (Unaudited)
=======================================================================================
ASSETS:
Investments at value (Note 1A)                                          $43,774,303,347
Cash                                                                            701,589
Interest receivable                                                         136,027,988
---------------------------------------------------------------------------------------
   Total assets                                                          43,911,032,924
---------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                            99,990,000
Management fees payable (Note 2)                                              2,454,211
Accrued expenses and other liabilities                                        1,188,579
---------------------------------------------------------------------------------------
   Total liabilities                                                        103,632,790
---------------------------------------------------------------------------------------
NET ASSETS                                                              $43,807,400,134
=======================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                                $43,807,400,134
=======================================================================================

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
=======================================================================================
INTEREST INCOME (Note 1B)                                                  $557,732,653
EXPENSES:
Investment Advisory fees (Note 2)                        $20,092,669
Management fee (Note 2)                                   10,547,733
Administrative fees (Note 2)                               6,697,556
Custody and fund accounting fees                           4,190,690
Trustees' fees                                               126,207
Legal fees                                                    60,071
Audit fees                                                    21,925
Other                                                         45,678
---------------------------------------------------------------------------------------
   Total expenses                                         41,782,529
Less: aggregate amounts waived by Investment Adviser,
   Manager and Administrator (Note 2)                    (21,326,941)
Less: fees paid indirectly (Note 1F)                         (24,221)
---------------------------------------------------------------------------------------
   Net expenses                                                              20,431,367
---------------------------------------------------------------------------------------
Net investment income                                                      $537,301,286
=======================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED        YEAR ENDED
                                          FEBRUARY 28, 2002       AUGUST 31,
                                             (Unaudited)             2001
================================================================================
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income                     $    537,301,286     $  1,176,666,210
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                 53,812,849,539       82,462,468,791
Value of withdrawals                       (42,616,093,617)     (65,958,132,709)
--------------------------------------------------------------------------------
Net increase in net assets from
   capital transactions                     11,196,755,922       16,504,336,082
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                  11,734,057,208       17,681,002,292
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                         32,073,342,926       14,392,340,634
--------------------------------------------------------------------------------
End of period                             $ 43,807,400,134     $ 32,073,342,926
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                               FEBRUARY 28, 2002  ---------------------------------------------------------------------
                                  (Unaudited)         2001          2000           1999           1998          1997
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets
   (000's omitted)                $43,807,400     $32,073,343    $14,392,341    $14,929,345    $8,805,910    $7,657,400
Ratio of expenses to
   average net assets                    0.10%*          0.10%          0.10%          0.10%         0.10%         0.10%
Ratio of net investment
   income to average
   net assets                            2.63%*          5.27%          5.93%          5.13%         5.65%         5.57%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
   net assets                            0.20%*          0.22%          0.22%          0.22%         0.22%         0.23%
Net investment income
   to average net assets                 2.53%*          5.15%          5.81%          5.01%         5.53%         5.44%
=======================================================================================================================

*    Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. INVESTMENT ADVISORY/ADMINISTRATIVE/MANAGEMENT FEES The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $20,092,669 of which $8,768,212 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.25% of the Fund's average daily net assets. The administrative fees amounted to $6,697,556, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $10,547,733, of which $5,861,173 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund's average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $397,523,349,169 and $385,931,068,092, respectively, for the six months ended February 28, 2002.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Portfolio was $26,075. Since the line of credit was established, there have been no borrowings.


20